Summary of Significant Accounting Policies - Schedule of Entities in Which Bank Directly or Indirectly Owns a Controlling Interest (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Banchile Administradora General de Fondos S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent		99.98%	99.98%
Percentage of interest owned by subsidiaries in group		0.02%	0.02%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Banchile Asesoría Financiera S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent		99.96%	99.96%
Percentage of interest owned by subsidiaries in group
Consolidated controlling interest in subsidiaries		99.96%	99.96%
Banchile Corredores de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent		99.83%	99.83%
Percentage of interest owned by subsidiaries in group		0.17%	0.17%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Banchile Corredores de Bolsa S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent		99.70%	99.70%
Percentage of interest owned by subsidiaries in group		0.30%	0.30%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Operadora de Tarjetas Banchile Pagos S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	[1]	99.90%	99.90%
Percentage of interest owned by subsidiaries in group	[1]	0.10%	0.10%
Consolidated controlling interest in subsidiaries	[1]	100.00%	100.00%
Socofin S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of interest owned by parent	[2]		99.00%
Percentage of interest owned by subsidiaries in group	[2]		1.00%
Consolidated controlling interest in subsidiaries	[2]		100.00%

[1]	On July 29, 2024, the public deed of incorporation of the subsidiary of Banco de Chile was signed and on June 24, 2025, the company’s name was changed to Operadora de Tarjetas Banchile Pagos S.A.
[2]	On June 17, 2025, the CMF approved, by exempt resolution, the request to absorb and dissolve the subsidiary, which became effective on July 4, 2025. See Note 5 letters (d) and (g) in Relevant Events.